Trade and other receivables (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in allowance for expected credit losses are as follows:
Write-offs	R$ (4,092)	R$ (3,206)
Trade accounts receivable
Changes in allowance for expected credit losses are as follows:
Balance at beginning of period	(6,087)	(5,088)
Additions	(8,508)	(8,756)
Reversal	2,205	4,551
Balance at end of period	R$ (8,298)	R$ (6,087)